Share capital and share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in RSU's issued

The changes in RSU’s issued during the years ended December 31, 2021 and 2020 was as follows:

	December 31,	December 31,
	2021	2020
Outstanding, beginning of period	1,409,058	1,630,423
Granted	617,187	898,857
Exercised	(617,597)	(695,174)
Forfeited	(362,817)	(425,048)
Outstanding, end of period	1,045,831	1,409,058